Taxation (Tables)	12 Months Ended
Mar. 31, 2026
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended March 31,
	2026	2025	2024
Current income tax expense:
PRC	$-	$-	$-
Hong Kong	-	-	-
Serbia	-	-	-
True up adjustments for income tax expense for prior years	416,175	-	163,556
Total current income tax expense	416,175	-	163,556
Deferred income tax expense/(benefit):
PRC	362,687	(114,666)	(203,986)
Hong Kong	192,478	(146,899)	(45,906)
Other	(9,775)	(8,937)	-
Total deferred income tax expense/(benefit)	545,390	(270,502)	(249,892)
Total income tax expense/(benefit)	$961,565	$(270,502)	$(86,336)

Schedule of Pretax Income by Major Tax Jurisdictions

The pretax income by major tax jurisdictions is as follows:

	For the years ended March 31,
	2026	2025	2024
Loss before tax
PRC	$(308,482)	$(107,958)	$(784,125)
Hong Kong	(2,497,209)	(1,193,796)	(647,181)
Serbia	(65,166)	(59,577)	-
Other	(973,139)	(319,636)	49,807
Total	$(3,843,996)	$(1,680,967)	$(1,381,499)

Schedule of Reconciliation Between Actual Provision for Income Taxes and Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:

	For the years ended March 31,
	2026		2025		2024
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Computed income tax benefit with statutory Enterprise Income Tax rate	$(960,999)	25.0%	$(420,242)	25.0%	$(345,375)	25.0%
Additional deduction for R&D expenses	(174,405)	4.5%	(163,510)	9.7%	(148,630)	10.8%
Effect of preferential tax rates for PRC subsidiary	95,528	(2.5%)	76,444	(4.5%)	135,991	(9.8%)
Changes in valuation allowance	1,058,058	(27.5%)	(29,730)	1.8%	29,751	(2.2%)
Effect of different tax rates in jurisdictions other than PRC*	279,921	(7.3%)	305,832	(18.2%)	56,280	(4.1%)
True up adjustments for income tax expense for prior years**	416,175	(10.8%)	-	-	163,556	(11.8%)
Tax effect of non-taxable income and non-deductible items	111,917	(2.9%)	(39,296)	2.3%	22,091	(1.6%)
Tax effect of non-deductible offering costs	135,370	(3.5%)	-	-	-	-
Income tax expense/(benefit)	$961,565	(25.0%)	$(270,502)	16.1%	$(86,336)	6.3%

*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

**	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.

Schedule of Deferred Tax Assets

As of March 31, 2026 and 2025, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2026	2025
Deferred tax assets:
Inventory provision allowance	$56,778	$59,949
Net operating loss carried forward	1,124,292	590,581
Total deferred tax assets	1,181,070	650,530
Valuation allowance	(1,161,762)	(91,847)
Deferred tax assets, net	$19,308	$558,683

Schedule of Valuation Allowance of Deferred Tax Assets

The movements of valuation allowance of deferred tax assets are as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$91,847	$121,016
Additions	1,058,058	-
Reversal	-	(29,730)
Foreign currency translation adjustments	11,857	561
Balance at end of the year	$1,161,762	$91,847